Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 4,067,987	$ 6,903,499
Restricted cash –current	2,500,000	2,500,000
Accounts receivable	659,057	1,131,954
Short-term investment	307,500
Other assets –current	1,398,200	705,936
Total current assets	8,932,744	11,241,389
Non-current assets
Property and equipment, net	114,851	131,329
Oil and gas property – subject to amortization, net	2,214,057	1,338,987
Oil and gas property – not subject to amortization, net	1,129,500	1,113,494
Deferred charges	1,127,901	1,167,995
Other assets –non-current	666,982	582,614
Total non-current assets	5,253,291	4,334,419
Total assets	14,186,035	15,575,808
Current liabilities
Accounts payable	503,532	297,081
Bank loan	980,452	980,452
Other current liabilities	21,184	19,121
Accrued expenses	892,883	429,371
Taxes payable	45,932	101,770
Total current liabilities	2,443,983	1,827,795
Non-current liabilities
Asset retirement obligations	321,253	321,253
Long term liabilities	1,000,000	1,000,000
Provision for post-employment benefit	68,701	68,701
Total non-current liabilities	1,389,954	1,389,954
Total liabilities	3,833,937	3,217,749
Equity
Preferred shares (par value $0.00267; 3,750,000 shares authorized, nil shares issued and outstanding as of June 30, 2021 and December 31, 2020)
Ordinary shares (par value $0.00267; 37,500,000 shares authorized, 7,442,955 and 7,407,955 shares issued and outstanding as of June 30, 2021 and December 31, 2020, respectively)	19,847	19,754
Additional paid-in capital	40,999,246	40,073,087
Accumulated deficit	(30,666,995)	(27,734,782)
Total equity	10,352,098	12,358,059
Total liabilities and equity	$ 14,186,035	$ 15,575,808